CONSOLIDATED STATEMENT OF FINANCIAL POSITION - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
NON-CURRENT ASSETS
Property, plant and equipment	$ 1,659	$ 1,610
Intangible assets	38	41
Right-of-use assets	12	10
Deferred tax assets	84	108
Investments in joint ventures and associates	774	549
Financial assets at amortized cost	105	100
Financial assets at fair value through profit and loss	29	11
Other assets	1	1
Trade and other receivables	34	43
Total non-current assets	2,736	2,473
CURRENT ASSETS
Inventories	155	116
Financial assets at amortized cost	5	25
Financial assets at fair value through profit and loss	458	325
Trade and other receivables	397	341
Cash and cash equivalents	110	141
Total current assets	1,125	948
Assets classified as held for sale		1,469
Total assets	3,861	4,890
SHAREHOLDERS´ EQUITY
Share capital	36	38
Share capital adjustment	191	201
Share premium	516	516
Treasury shares adjustment	1	1
Treasury shares cost	(7)	(6)
Legal reserve	61	61
Voluntary reserve	659	1,057
Other reserves	(15)	(18)
Other comprehensive income	48	(50)
Retained earnings	295	(372)
Equity attributable to owners of the company	1,785	1,428
Non-controlling interest	6	341
Total equity	1,791	1,769
NON-CURRENT LIABILITIES
Investments in joint ventures and associates	4	2
Provisions	141	111
Income tax and minimum notional income tax provision	188	131
Taxes payables		2
Deferred tax liabilities		1
Defined benefit plans	24	17
Borrowings	1,359	1,372
Trade and other payables	12	16
Total non-current liabilities	1,728	1,652
CURRENT LIABILITIES
Provisions	5	16
Income tax	20	11
Taxes payables	23	36
Defined benefit plans	5	4
Salaries and social security payable	28	23
Borrowings	79	242
Trade and other payables	182	116
Total current liabilities	342	448
Liabilities associated to assets classified as held for sale		1,021
Total liabilities	2,070	3,121
Total liabilities and equity	$ 3,861	$ 4,890